COST OF SALES (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	$ 272,329	$ 198,141
Salaries and benefits	44,432	34,773
Workers' Participation	4,285	7,647
Depletion and depreciation	171,447	121,077
Royalties	33,304	25,703
Inventory net realizable value adjustments	8,898	7,035
Cost of sales	534,695	394,376
Depletion and depreciation, right-of-use	$ 9,000	$ 6,300